Derivative Financial Instruments - Additional Information (Narrative) (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Derivative Liability		$ 46	$ 61
Derivative Asset	$ 126	46
Other current assets and Other long-term assets
Derivative [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	222	142	64
Other current liabilities and Other long-term liabilities
Derivative [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 96	$ 96	$ 125